Accounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts payable and other liabilities [abstract]
Accounts payable and other liabilities
	As at 31 December
	2018	2017
Accounts and notes payable	14,683,707	15,496,475
Payables to contractors for construction	12,353,097	14,491,632
Retention payables to contractors	1,557,737	2,008,106
Amounts received in advance	-	1,504,926
Accrued interests	1,152,767	947,302
Others	5,391,372	4,451,691

Total	35,138,680	38,900,132

Carrying amounts of financial liabilities denominated in currencies
	As at 31 December
	2018	2017

RMB	33,354,665	36,399,243
S$ (RMB equivalent)	561,064	556,881
US$ (RMB equivalent)	1,075,678	436,358
JPY (RMB equivalent)	10,088	2,469
EUR (RMB equivalent)	-	255
PKR (RMB equivalent)	137,185	-

Total	35,138,680	37,395,206

Ageing analysis of accounts and notes payable
	As at 31 December
	2018	2017

Within 1 year	14,423,179	15,201,380
Between 1 to 2 years	143,514	196,082
Over 2 years	117,014	99,013

Total	14,683,707	15,496,475